Property, Equipment And Software - Additional Information (Detail) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	¥ 7.7	¥ 6.8